UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22496

American Funds Global Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

Michael W. Stockton

American Funds Global Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Global Balanced FundSM Semi-annual report for the six months ended April 30, 2016

American Funds Global Balanced Fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2016 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	Lifetime (since 2/1/11)

Reflecting 5.75% maximum sales charge	–6.62%	4.41%	4.62%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.85% for Class A shares as of the prospectus dated January 1, 2016.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The fund’s 30-day yield for Class A shares as of May 31,2016, reflecting the 5.75% maximum sales charge and calculated in accordance with the U.S. Securities and Exchange Commission formula, was 1.81%.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Investing outside the U.S. may be subject to additional risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The first half of American Funds Global Balanced Fund’s fiscal year was a period of volatility in global equity markets, which ended virtually unchanged. We saw a marked divergence between fixed-income and equity results. The Barclays Global Aggregate Index, which measures investment-grade bonds (rated BBB/Baa and above),1 was up 6.09%. However, the MSCI ACWI (All Country World Index), which measures global stocks, declined 0.94% during this six-month period, even though it rose 14.79% from its low on February 11, following a swoon in late 2015 and early this year. The decline was due in large part to intensifying concerns about global economic weakness, although Chinese economic stimulus and modestly better U.S. data largely alleviated these immediate fears.

For the six months ended April 30, 2016, American Funds Global Balanced Fund recorded a gain of 2.31%, which included reinvestment of quarterly dividends totaling 20.8 cents a share and a capital gain distribution of 54.6 cents a share paid in December. The fund outpaced its peer group, represented by the Lipper Flexible Portfolio Funds Index, which rose 0.23%. The 60%/40% MSCI/Barclays Index, which blends the stock and bond indexes at 60% and 40%, respectively, gained 1.92%.

Portfolio highlights

The fund has substantial holdings in consumer staples, telecommunications and utilities, which are sectors that tend to be more insulated from economic turmoil and

Results at a glance

For periods ended April 30, 2016, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime (since 2/1/11)

American Funds Global Balanced Fund (Class A shares)	2.31%	–1.19%	5.18%	6.09%
MSCI ACWI (All Country World Index)[2]	–0.94	–5.66	4.69	5.51
Barclays Global Aggregate Index	6.09	4.84	1.46	2.14
60%/40% MSCI/Barclays Index[2,3]	1.92	–1.34	3.58	4.34
Lipper Flexible Portfolio Funds Index[4]	0.23	–2.89	4.59	5.29

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness.
[2]	MSCI ACWI results reflect dividends net of withholding taxes.
[3]	The 60%/40% MSCI/Barclays Index blends the MSCI ACWI with the Barclays Global Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[4]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Funds Global Balanced Fund	1

offer attractive dividend yields. Consumer staples alone accounted for 9.87% of the portfolio as of April 30, including Philip Morris International, which gained 11.00%. Telecommunications company Verizon Communications, our second-largest holding, was up 8.66%.

The energy sector also helped results during this period, due to the sharp rise in oil prices since the mid-February low. The fund’s managers significantly increased holdings in energy stocks during the six months. Perhaps most notable was Canadian Natural Resources, a high-quality oil producer that benefited from recovering commodity prices and gained 29.51%.

Financial stocks were the fund’s weakest sector during this period. Low interest rates and ongoing regulatory issues hurt many of our financial holdings, particularly in Europe. Switzerland-based UBS Group, our ninth-largest holding, dropped 13.48%.

The fund benefited on an absolute basis from the rally in developed bond markets. Japanese bonds were especially strong. Stimulus measures by both the Bank of Japan and the European Central Bank have meaningfully reduced short-term interest rates and bond yields. At the start of this six-month period, 7% of the amount outstanding in the Barclays Global Treasury Index actually had negative yields; the percentage with negative yields had increased dramatically to 31% by the end of April. The index tracks fixed-rate local currency government debt of investment-grade countries. Despite the challenges of fixed-income investing in this extraordinarily low-interest-rate environment, the fund continues to focus on high-quality instruments, with limited exposure to high-yield bonds.

Looking ahead

Uncertainties continue to abound in both the U.S. and abroad. The presidential election campaign and questions about the strength of the U.S. economic recovery could impact domestic markets. There are ongoing worries about the scope and effectiveness of economic policies in Europe, China and Japan. All these issues demand our close attention, but we are not pessimistic about the future. We continue to focus on finding attractive equity and fixed-income investments in the context of a well-diversified global portfolio.

Thank you for your support. I look forward to reporting to you in six months.

Cordially,

Eric S. Richter
Vice Chairman and President

June 15, 2016

For current information about the fund, visit americanfunds.com.

2	American Funds Global Balanced Fund

Summary investment portfolio April 30, 2016	unaudited

Industry sector diversification	Percent of net assets

Five largest sectors in common stock holdings	Percent of net assets
Consumer staples	9.53%
Financials	8.11
Health care	7.05
Energy	6.72
Information technology	5.09

Currency diversification	Percent of net assets

	Equity securities	Bonds & notes	Forward currency contracts	Short-term securities & other assets less liabilities	Total
U.S. dollars	28.88%	19.44%	(.55)%	7.29%	55.06%
British pounds	9.91	1.29	(.38)	—	10.82
Euros	4.20	4.04	.51	—	8.75
Japanese yen	2.04	2.84	1.11	—	5.99
Swiss francs	4.49	—	—	—	4.49
Canadian dollars	3.20	—	—	—	3.20
Hong Kong dollars	2.03	—	—	—	2.03
Indian Rupee	1.04	.34	(.08)	—	1.30
Mexican pesos	—	1.21	(.13)	—	1.08
Polish zloty	—	1.34	(.87)	—	.47
Other currencies	3.91	2.51	.39	—	6.81
Total					100.00%

American Funds Global Balanced Fund	3

Common stocks 59.51%	Shares	Value (000)
Consumer staples 9.53%
Philip Morris International Inc.	2,344,400	$230,033
Imperial Brands PLC[1]	2,986,100	162,072
Altria Group, Inc.	1,852,200	116,151
Thai Beverage PCL[1]	164,412,907	91,042
Nestlé SA1	1,094,000	81,453
British American Tobacco PLC[1]	1,217,950	74,328
Coca-Cola Co.	1,545,000	69,216
Tesco PLC[1]	20,238,313	50,835
Other securities		53,607
		928,737

Financials 8.11%
UBS Group AG1	6,704,000	115,760
Prudential PLC[1]	4,009,400	79,316
HDFC Bank Ltd.[1]	2,444,365	49,904
Royal Bank of Canada	763,000	47,384
Other securities		497,441
		789,805

Health care 7.05%
Novartis AG1	2,048,450	156,413
Amgen Inc.	847,824	134,211
GlaxoSmithKline PLC[1]	4,593,100	97,795
Thermo Fisher Scientific Inc.	357,200	51,526
Stryker Corp.	447,200	48,749
Gilead Sciences, Inc.	532,100	46,937
Other securities		151,322
		686,953

Energy 6.72%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,322,594	60,778
Royal Dutch Shell PLC, Class B1	2,161,920	56,766
Canadian Natural Resources, Ltd.	3,503,000	105,199
Enbridge Inc. (CAD denominated)	2,073,074	86,115
ConocoPhillips	1,247,500	59,618
Eni SpA[1]	3,214,000	52,538
Exxon Mobil Corp.	540,500	47,780
Other securities		185,819
		654,613

Information technology 5.09%
Alphabet Inc., Class C2	75,506	52,326
Alphabet Inc., Class A2	49,700	35,182
Oracle Corp.	1,541,800	61,456
Intel Corp.	2,002,000	60,621
Other securities		286,234
		495,819

Utilities 5.06%
SSE PLC[1]	6,268,024	138,564
Exelon Corp.	1,975,000	69,303
Iberdrola, SA, non-registered shares[1]	9,346,500	66,476

4	American Funds Global Balanced Fund

	Shares		Value (000)
Dominion Resources, Inc.		796,200	$56,905
Other securities			161,474
			492,722

Telecommunication services 4.47%
Verizon Communications Inc.		3,998,055	203,661
Other securities			232,125
			435,786

Industrials 3.81%
General Dynamics Corp.		442,100	62,124
Union Pacific Corp.		612,000	53,385
Other securities			255,766
			371,275

Consumer discretionary 3.62%
Netflix, Inc.[2]		892,150	80,320
Kering SA1		380,000	65,198
Other securities			207,651
			353,169

Materials 2.12%
Fortescue Metals Group Ltd.[1]		26,872,904	68,524
Other securities			138,267
			206,791

Miscellaneous 3.93%
Other common stocks in initial period of acquisition			383,286

Total common stocks (cost: $5,464,453,000)			5,798,956

Convertible stocks 0.19%
Energy 0.19%
Other securities			18,856

Total convertible stocks (cost: $15,341,000)			18,856

Convertible bonds 0.06%	Principal amount (000)
Financials 0.06%
Other securities			5,558

Total convertible bonds (cost: $6,214,000)			5,558

Bonds, notes & other debt instruments 32.95%
Bonds & notes of governments & government agencies outside the U.S. 12.49%
German Government 0.10%–2.50% 2020–2046[3]		€67,747	99,305
Japanese Government 0.00%–2.30% 2016–2044[3]		¥26,420,070	276,236
Polish Government 2.75%–5.75% 2017–2025[3]	PLN	444,326	130,532
United Kingdom 1.00%–5.00% 2017–2046		£63,790	102,011
United Mexican States Government, Series M20, 10.00% 2024	MXN	724,700	54,371
United Mexican States Government 4.00%–10.00% 2016–2040[3]		1,007,191	62,676

American Funds Global Balanced Fund	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
United Mexican States Government Global 4.13%–4.75% 2026–2044		$9,700	$9,946
Other securities			481,634
			1,216,711

U.S. Treasury bonds & notes 10.24%
U.S. Treasury 8.07%
U.S. Treasury 1.25% 2020		81,900	82,367
U.S. Treasury 1.375% 2020		48,700	49,113
U.S. Treasury 1.75% 2020		57,000	58,265
U.S. Treasury 2.875% 2045		73,085	76,288
U.S. Treasury 0.75%–7.50% 2016–2045[4]		502,605	519,939
			785,972

U.S. Treasury inflation-protected securities 2.17%
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]		56,319	56,804
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2019–2046[3]		148,969	154,976
			211,780
Total U.S. Treasury bonds & notes			997,752

Corporate bonds & notes 8.07%
Health care 1.09%
Novartis Securities Investment Ltd. 5.125% 2019		475	524
Other securities			105,325
			105,849

Telecommunication services 1.08%
Verizon Communications Inc. 4.272% 2036		13,587	13,702
Other securities			91,631
			105,333

Consumer staples 0.34%
Altria Group, Inc. 2.63%–4.75% 2020–2021		5,000	5,506
Philip Morris International Inc. 4.25% 2044		2,700	2,887
Other securities			25,064
			33,457

Other corporate bonds & notes 5.56%
Other securities			541,365

Total corporate bonds & notes			786,004

Mortgage-backed obligations 2.01%
Nykredit Realkredit AS, Series 01E, 2.00% 2037[5]	DKr	464,999	70,719
Nykredit Realkredit AS 2.50% 2037–2047[5]		199,902	30,950
Other securities			94,299
			195,968

Asset-backed obligations 0.14%
Other securities			13,751

Total bonds, notes & other debt instruments (cost: $3,160,005,000)			3,210,186

Short-term securities 6.88%
American Honda Finance Corp. 0.51% due 6/6/2016		$50,000	49,975
GlaxoSmithKline Finance PLC 0.46% due 6/1/2016[6]		30,000	29,989
KfW 0.56% due 6/3/2016[6]		50,000	49,980

6	American Funds Global Balanced Fund

	Principal amount (000)	Value (000)
Nestlé Capital Corp. 0.53% due 6/21/2016[6]	$50,000	$49,968
Sumitomo Mitsui Banking Corp. 0.61% due 5/3/2016–6/1/2016[6]	70,000	69,986
Other securities		420,454

Total short-term securities (cost: $670,302,000)		670,352
Total investment securities 99.59% (cost: $9,316,315,000)		9,703,908
Other assets less liabilities 0.41%		39,819

Net assets 100.00%		$9,743,727

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

American Funds Global Balanced Fund	7

Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $366,482,000.

			Contract amount		Unrealized appreciation (depreciation)
	Settlement date	Counterparty	Receive (000)	Deliver (000)	at 4/30/2016 (000)
Purchases:
British pounds	6/7/2016	Barclays Bank PLC	£10,460	$15,275	$ 11
Euros	5/11/2016	HSBC Bank	€7,854	$8,944	52
Euros	5/20/2016	Citibank	€11,106	$12,584	141
Euros	6/14/2016	HSBC Bank	€10,991	$12,529	75
Euros	6/28/2016	UBS AG	€1,725	$1,939	40
Euros	7/7/2016	UBS AG	€5,563	$6,306	77
Japanese yen	5/18/2016	UBS AG	¥1,719,079	$15,912	252
Japanese yen	5/19/2016	UBS AG	¥2,462,106	$22,118	1,033
Japanese yen	5/25/2016	HSBC Bank	¥1,856,601	$17,024	436
Japanese yen	5/27/2016	HSBC Bank	¥1,828,833	$16,775	424
Japanese yen	6/6/2016	Citibank	¥1,567,147	$14,650	94
Japanese yen	6/8/2016	UBS AG	¥1,697,364	$15,300	670
Japanese yen	6/15/2016	HSBC Bank	¥1,462,950	$13,422	346
Norwegian kroner	6/10/2016	Bank of America, N.A.	NKr51,899	$6,450	(6)
Norwegian kroner	6/20/2016	JPMorgan Chase	NKr52,869	$6,425	139
Swedish kronor	5/23/2016	UBS AG	SKr51,601	$6,400	31
Swedish kronor	6/8/2016	Barclays Bank PLC	SKr51,991	$6,400	84
Swedish kronor	6/20/2016	Bank of America, N.A.	SKr52,506	$6,476	75
					$ 3,974
Sales:
British pounds	5/9/2016	UBS AG	$12,463	£8,800	(395)
British pounds	5/20/2016	HSBC Bank	$14,372	£10,150	(459)
British pounds	5/27/2016	HSBC Bank	NKr101,466	£8,550	106
British pounds	5/27/2016	JPMorgan Chase	€11,242	£8,750	97
Colombian pesos	5/6/2016	Citibank	$4,615	COP14,215,522	(370)
Euros	5/20/2016	HSBC Bank	NKr104,860	€11,300	75
Euros	6/3/2016	HSBC Bank	$12,598	€11,200	(241)
Indian rupees	5/12/2016	Bank of America, N.A.	$7,657	INR513,400	(63)
Japanese yen	7/11/2016	JPMorgan Chase	$19,884	¥2,150,000	(368)
Malaysian ringgits	5/13/2016	JPMorgan Chase	$7,207	MYR28,000	48
Mexican pesos	5/11/2016	UBS AG	$12,636	MXN224,600	(403)
Polish zloty	5/9/2016	JPMorgan Chase	¥1,392,977	PLN47,250	719
Polish zloty	5/18/2016	UBS AG	$12,713	PLN48,400	39
Polish zloty	5/18/2016	Barclays Bank PLC	$12,585	PLN48,050	2
Polish zloty	5/18/2016	JPMorgan Chase	$26,621	PLN101,650	2
Polish zloty	5/20/2016	Citibank	€16,986	PLN73,300	268
South African rand	5/6/2016	Bank of America, N.A.	$2,843	ZAR42,100	(111)
South African rand	5/13/2016	JPMorgan Chase	$4,699	ZAR69,550	(172)
					$(1,226)
Forward currency contracts — net					$ 2,748

8	American Funds Global Balanced Fund

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,692,086,000, which represented 27.63% of the net assets of the fund. This amount includes $2,642,182,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,252,000, which represented .03% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $663,938,000, which represented 6.81% of the net assets of the fund.

Key to abbreviations and symbols

CAD = Canadian dollars
COP = Colombian pesos
DKr = Danish kroner
€ = Euros
GBP/£ = British pounds
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
MYR = Malaysian ringgits
NKr = Norwegian kroner
PLN = Polish zloty
SKr = Swedish kronor
ZAR = South African rand

See Notes to Financial Statements

American Funds Global Balanced Fund	9

Financial statements

Statement of assets and liabilities		unaudited
at April 30, 2016	(dollars in thousands)

Assets:
Investment securities, at value (cost: $9,316,315)		$9,703,908
Cash denominated in currencies other than U.S. dollars (cost: $8,398)		8,726
Cash		17,788
Unrealized appreciation on open forward currency contracts		5,336
Receivables for:
Sales of investments	$57,698
Sales of fund’s shares	10,450
Closed forward currency contracts	150
Dividends and interest	46,205
Other	628	115,131
		9,850,889
Liabilities:
Unrealized depreciation on open forward currency contracts		2,588
Payables for:
Purchases of investments	90,083
Repurchases of fund’s shares	5,024
Closed forward currency contracts	1,254
Investment advisory services	3,625
Services provided by related parties	2,265
Trustees’ deferred compensation	784
Other	1,539	104,574
Net assets at April 30, 2016		$9,743,727

Net assets consist of:
Capital paid in on shares of beneficial interest		$9,327,813
Undistributed net investment income		20,568
Undistributed net realized gain		4,894
Net unrealized appreciation		390,452
Net assets at April 30, 2016		$9,743,727

See Notes to Financial Statements

10	American Funds Global Balanced Fund

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (329,592 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$4,578,281	154,876		$29.56
Class B	3,561	120		29.58
Class C	614,842	20,853		29.48
Class F-1	189,008	6,393		29.57
Class F-2	562,722	19,025		29.58
Class 529-A	204,434	6,919		29.55
Class 529-B	423	14		29.57
Class 529-C	78,632	2,671		29.44
Class 529-E	12,245	415		29.52
Class 529-F-1	15,629	529		29.56
Class R-1	7,653	259		29.50
Class R-2	42,490	1,442		29.46
Class R-2E	57	2		29.55
Class R-3	48,698	1,650		29.51
Class R-4	24,290	822		29.56
Class R-5E	10	—	*	29.55
Class R-5	7,629	258		29.60
Class R-6	3,353,123	113,344		29.58

*	Amount less than one thousand.

See Notes to Financial Statements

American Funds Global Balanced Fund	11

Statement of operations		unaudited
for the six months ended April 30, 2016	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $3,271)	$81,059
Interest (net of non-U.S. taxes of $310)	41,916	$122,975

Fees and expenses*:
Investment advisory services	20,962
Distribution services	9,240
Transfer agent services	3,685
Administrative services	1,392
Reports to shareholders	243
Registration statement and prospectus	701
Trustees’ compensation	215
Auditing and legal	47
Custodian	402
Other	185
Total fees and expenses before reimbursement	37,072
Less transfer agent services reimbursement	— †
Total fees and expenses after reimbursement		37,072
Net investment income		85,903

Net realized gain and unrealized appreciation:
Net realized (loss) gain on:
Investments (net of non-U.S. taxes of $15)	(8,402)
Forward currency contracts	12,633
Currency transactions	(1,139)	3,092
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $845)	134,354
Forward currency contracts	3,190
Currency translations	1,366	138,910
Net realized gain and unrealized appreciation		142,002
Net increase in net assets resulting from operations		$227,905

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

12	American Funds Global Balanced Fund

Statements of changes in net assets

(dollars in thousands)

	Six months ended April 30, 2016*	Year ended October 31, 2015
Operations:
Net investment income	$85,903	$144,424
Net realized gain	3,092	140,153
Net unrealized appreciation (depreciation)	138,910	(495,775)
Net increase (decrease) in net assets resulting from operations	227,905	(211,198)

Dividends and distributions paid to shareholders:
Dividends from net investment income	(68,481)	(98,443)
Distributions from net realized gain on investments	(171,380)	(144,872)
Total dividends and distributions paid to shareholders	(239,861)	(243,315)

Net capital share transactions	548,057	3,442,763

Total increase in net assets	536,101	2,988,250

Net assets:
Beginning of period	9,207,626	6,219,376
End of period (including undistributed net investment income: $20,568 and $3,146, respectively)	$9,743,727	$9,207,626

*Unaudited.

See Notes to Financial Statements

American Funds Global Balanced Fund	13

Notes to financial statements	unaudited

1. Organization

American Funds Global Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The fund has 18 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*Class B and 529-B shares of the fund are not available for purchase.

On November 20, 2015, the fund made an additional retirement plan share class (Class R-5E) available for sale pursuant to an amendment to its registration statement filed with the U.S. Securities and Exchange Commission. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different

14	American Funds Global Balanced Fund

arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

American Funds Global Balanced Fund	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

16	American Funds Global Balanced Fund

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

American Funds Global Balanced Fund	17

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2016 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Consumer staples	$445,507	$483,230	$—	$928,737
Financials	305,251	484,554	—	789,805
Health care	405,439	281,514	—	686,953
Energy	448,862	205,751	—	654,613
Information technology	343,223	152,596	—	495,819
Utilities	186,980	305,742	—	492,722
Telecommunication services	288,195	147,591	—	435,786
Industrials	248,065	123,210	—	371,275
Consumer discretionary	171,244	181,925	—	353,169
Materials	69,982	136,809	—	206,791
Miscellaneous	194,122	189,164	—	383,286
Convertible stocks	18,856	—	—	18,856
Convertible bonds	—	5,558	—	5,558
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	1,216,711	—	1,216,711
U.S. Treasury bonds & notes	—	997,752	—	997,752
Corporate bonds & notes	—	786,004	—	786,004
Mortgage-backed obligations	—	195,968	—	195,968
Asset-backed obligations	—	13,751	—	13,751
Short-term securities	—	670,352	—	670,352
Total	$3,125,726	$6,578,182	$—	$9,703,908

18	American Funds Global Balanced Fund

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$5,336	$—	$5,336
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(2,588)	—	(2,588)
Total	$—	$2,748	$—	$2,748

*	Securities with a value of $2,642,182,000, which represented 27.12% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.
†	Forward currency contracts are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or

American Funds Global Balanced Fund	19

generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part,

20	American Funds Global Balanced Fund

by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Thinly traded securities — There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value, acquire or sell.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the fund’s portfolio turnover rate.

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to

American Funds Global Balanced Fund	21

manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, April 30, 2016 (dollars in thousands):

		Assets		Liabilities
Contract	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$5,336	Unrealized depreciation on open forward currency contracts	$2,588
Forward currency	Currency	Receivables for closed forward currency contracts	150	Payables for closed forward currency contracts	1,254
			$5,486		$3,842

		Net realized gain		Net unrealized appreciation
Contract	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain on forward currency contracts	$12,633	Net unrealized appreciation on forward currency contracts	$3,190

Collateral — The fund participates in a collateral program due to its use of forward currency contracts and future delivery contracts. For forward currency contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

22	American Funds Global Balanced Fund

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of April 30, 2016 (dollars in thousands) if close-out netting was exercised:

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral	Net amount
Assets:
Bank of America, N.A.	$75	$(75)	$—	$—	$—
Barclays Bank PLC	97	—	(97)	—	—
Citibank	525	(525)	—	—	—
HSBC Bank	1,515	(1,109)	—	—	406
JPMorgan Chase	1,132	(712)	(420)	—	—
UBS AG	2,142	(970)	—	—	1,172
Total	$5,486	$(3,391)	$(517)	$—	$1,578
Liabilities:
Bank of America, N.A.	$335	$(75)	$(260)	$—	$—
Citibank	716	(525)	—	—	191
HSBC Bank	1,109	(1,109)	—	—	—
JPMorgan Chase	712	(712)	—	—	—
UBS AG	970	(970)	—	—	—
Total	$3,842	$(3,391)	$(260)	$—	$191

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Global Balanced Fund	23

As of and during the period ended April 30, 2016, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities, by state tax authorities and by tax authorities outside the U.S. for tax years before 2011, the year the fund commenced operations.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2015, the fund components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$16,366
Undistributed long-term capital gains	171,168

As of April 30, 2016, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$852,535
Gross unrealized depreciation on investment securities	(473,358)
Net unrealized appreciation on investment securities	379,177
Cost of investment securities	9,324,731

24	American Funds Global Balanced Fund

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended April 30, 2016						Year ended October 31, 2015
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$31,883		$83,238		$115,121		$53,535		$102,414		$155,949
Class B	14		93		107		28		237		265
Class C	1,938		11,268		13,206		2,387		13,344		15,731
Class F-1	1,247		3,349		4,596		2,061		4,283		6,344
Class F-2	4,207		9,335		13,542		7,199		10,304		17,503
Class 529-A	1,337		3,679		5,016		2,217		4,561		6,778
Class 529-B	1		10		11		2		27		29
Class 529-C	219		1,425		1,644		247		1,697		1,944
Class 529-E	65		214		279		99		257		356
Class 529-F-1	114		273		387		180		295		475
Class R-1	28		141		169		41		184		225
Class R-2	133		747		880		169		832		1,001
Class R-2E	—	*	—	*	—	*	—	*	—	*	—	*
Class R-3	256		847		1,103		358		844		1,202
Class R-4	168		465		633		275		506		781
Class R-5E†	—	*	—	*	—	*
Class R-5	59		121		180		79		119		198
Class R-6	26,812		56,175		82,987		29,566		4,968		34,534
Total	$68,481		$171,380		$239,861		$98,443		$144,872		$243,315

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.660% on the first $500 million of daily net assets and decreasing to 0.417% on such assets in excess of $17 billion. For the six months ended April 30, 2016, the investment advisory services fee was $20,962,000, which was equivalent to an annualized rate of 0.462% of average daily net assets.

American Funds Global Balanced Fund	25

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2016, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

26	American Funds Global Balanced Fund

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended April 30, 2016, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services		Transfer agent services		Administrative services		529 plan services
Class A	$5,132		$2,646		$218		Not applicable
Class B	22		3		Not applicable		Not applicable
Class C	2,944		361		147		Not applicable
Class F-1	225		113		45		Not applicable
Class F-2	Not applicable		281		128		Not applicable
Class 529-A	195		100		48		$86
Class 529-B	3		—	*	—	*	—*
Class 529-C	372		40		19		33
Class 529-E	28		3		3		5
Class 529-F-1	—		7		4		7
Class R-1	35		4		2		Not applicable
Class R-2	145		76		10		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	111		35		11		Not applicable
Class R-4	28		13		6		Not applicable
Class R-5E†	Not applicable		—	*	—	*	Not applicable
Class R-5	Not applicable		2		2		Not applicable
Class R-6	Not applicable		1		749		Not applicable
Total class-specific expenses	$9,240		$3,685		$1,392		$131

*	Amount less than one thousand.
†	Class R-5E shares were offered beginning November 20, 2015.

American Funds Global Balanced Fund	27

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $215,000 in the fund’s statement of operations reflects $180,000 in current fees (either paid in cash or deferred) and a net increase of $35,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2016

Class A	$283,510	9,956		$113,707		3,998		$(355,274)	(12,523)	$41,943	1,431
Class B	152	5		106		4		(2,207)	(78)	(1,949)	(69)
Class C	54,787	1,933		13,075		461		(66,828)	(2,360)	1,034	34
Class F-1	37,921	1,339		4,556		161		(36,128)	(1,280)	6,349	220
Class F-2	116,214	4,115		12,368		435		(98,805)	(3,471)	29,777	1,079
Class 529-A	15,815	554		5,015		176		(14,977)	(526)	5,853	204
Class 529-B	51	2		12		—	[2]	(249)	(9)	(186)	(7)
Class 529-C	7,814	276		1,643		58		(7,455)	(264)	2,002	70
Class 529-E	1,205	42		279		10		(727)	(26)	757	26
Class 529-F-1	2,603	91		387		14		(1,673)	(59)	1,317	46
Class R-1	822	29		169		6		(1,434)	(50)	(443)	(15)
Class R-2	7,382	261		868		30		(6,400)	(226)	1,850	65
Class R-2E	44	1		—	[2]	—	[2]	— [2]	— [2]	44	1
Class R-3	7,879	277		1,100		38		(4,946)	(176)	4,033	139
Class R-4	3,403	120		633		22		(4,936)	(175)	(900)	(33)
Class R-5E3	10	—	[2]	—		—		—	—	10	— [2]
Class R-5	1,764	63		180		6		(708)	(25)	1,236	44
Class R-6	456,250	15,934		82,987		2,915		(83,907)	(2,974)	455,330	15,875
Total net increase (decrease)	$997,626	34,998		$237,085		8,334		$(686,654)	(24,222)	$548,057	19,110

28	American Funds Global Balanced Fund

	Sales[1]		Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2015

Class A	$770,333	25,301	$154,198		5,100		$(533,509)	(17,619)	$391,022	12,782
Class B	663	21	264		9		(6,005)	(197)	(5,078)	(167)
Class C	170,141	5,596	15,532		513		(101,813)	(3,368)	83,860	2,741
Class F-1	56,201	1,846	6,292		208		(52,613)	(1,734)	9,880	320
Class F-2	243,270	7,995	15,631		517		(122,851)	(4,108)	136,050	4,404
Class 529-A	36,780	1,209	6,778		225		(28,976)	(956)	14,582	478
Class 529-B	125	4	29		1		(743)	(24)	(589)	(19)
Class 529-C	18,154	600	1,944		64		(11,689)	(388)	8,409	276
Class 529-E	2,412	80	356		12		(1,627)	(54)	1,141	38
Class 529-F-1	4,560	149	475		16		(2,100)	(69)	2,935	96
Class R-1	2,099	69	225		8		(1,760)	(58)	564	19
Class R-2	15,568	516	1,000		33		(9,383)	(310)	7,185	239
Class R-2E	—	—	—	[2]	—	[2]	(1)	— [2]	(1)	— [2]
Class R-3	19,223	635	1,198		40		(8,959)	(296)	11,462	379
Class R-4	9,472	310	781		26		(5,354)	(176)	4,899	160
Class R-5	2,531	83	198		7		(1,150)	(38)	1,579	52
Class R-6	2,804,538	92,132	34,534		1,158		(64,209)	(2,128)	2,774,863	91,162
Total net increase (decrease)	$4,156,070	136,546	$239,435		7,937		$(952,742)	(31,523)	$3,442,763	112,960

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-5E shares were offered beginning November 20, 2015.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,799,199,000 and $2,399,690,000, respectively, during the six months ended April 30, 2016.

American Funds Global Balanced Fund	29

Financial highlights

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class A:
Six months ended 4/30/2016[5,6]	$29.66	$.26	$.40	$.66
Year ended 10/31/2015	31.49	.52	(1.27)	(.75)
Year ended 10/31/2014	30.22	.68	1.68	2.36
Year ended 10/31/2013	26.38	.50	3.86	4.36
Year ended 10/31/2012	24.45	.54	1.85	2.39
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.36	(.70)	(.34)
Class B:
Six months ended 4/30/2016[5,6]	29.66	.15	.40	.55
Year ended 10/31/2015	31.47	.28	(1.27)	(.99)
Year ended 10/31/2014	30.19	.47	1.66	2.13
Year ended 10/31/2013	26.34	.28	3.87	4.15
Year ended 10/31/2012	24.41	.34	1.85	2.19
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.22	(.69)	(.47)
Class C:
Six months ended 4/30/2016[5,6]	29.58	.15	.39	.54
Year ended 10/31/2015	31.42	.28	(1.28)	(1.00)
Year ended 10/31/2014	30.16	.43	1.68	2.11
Year ended 10/31/2013	26.33	.27	3.87	4.14
Year ended 10/31/2012	24.41	.33	1.85	2.18
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.22	(.69)	(.47)
Class F-1:
Six months ended 4/30/2016[5,6]	29.66	.25	.41	.66
Year ended 10/31/2015	31.50	.50	(1.28)	(.78)
Year ended 10/31/2014	30.22	.71	1.64	2.35
Year ended 10/31/2013	26.38	.49	3.86	4.35
Year ended 10/31/2012	24.45	.53	1.86	2.39
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.37	(.71)	(.34)
Class F-2:
Six months ended 4/30/2016[5,6]	29.67	.29	.41	.70
Year ended 10/31/2015	31.51	.59	(1.29)	(.70)
Year ended 10/31/2014	30.24	.71	1.71	2.42
Year ended 10/31/2013	26.39	.56	3.88	4.44
Year ended 10/31/2012	24.46	.59	1.85	2.44
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.41	(.70)	(.29)
Class 529-A:
Six months ended 4/30/2016[5,6]	29.64	.25	.41	.66
Year ended 10/31/2015	31.48	.50	(1.28)	(.78)
Year ended 10/31/2014	30.21	.66	1.68	2.34
Year ended 10/31/2013	26.37	.47	3.88	4.35
Year ended 10/31/2012	24.44	.52	1.86	2.38
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.35	(.71)	(.36)

30	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[2,3]

$(.21)	$(.55)	$(.76)	$29.56	2.31%[7]	$4,578	.86%[8]		.86%[8]		1.84%[8]
(.36)	(.72)	(1.08)	29.66	(2.42)	4,550	.85		.85		1.72
(.57)	(.52)	(1.09)	31.49	7.91	4,430	.89		.89		2.20
(.52)	—	(.52)	30.22	16.78	3,479	.93		.93		1.77
(.46)	—	(.46)	26.38	9.88	2,538	.91		.91		2.14
(.21)	—	(.21)	24.45	(1.38)[7]	2,070	1.08	[8]	1.08	[8]	1.95	[8]

(.08)	(.55)	(.63)	29.58	1.94 [7]	4	1.63	[8]	1.63	[8]	1.06	[8]
(.10)	(.72)	(.82)	29.66	(3.19)	6	1.61		1.61		.93
(.33)	(.52)	(.85)	31.47	7.15	11	1.64		1.64		1.51
(.30)	—	(.30)	30.19	15.89	14	1.69		1.69		1.02
(.26)	—	(.26)	26.34	9.01	14	1.71		1.71		1.35
(.12)	—	(.12)	24.41	(1.90)[7]	17	1.77	[8]	1.77	[8]	1.20	[8]

(.09)	(.55)	(.64)	29.48	1.91 [7]	615	1.67	[8]	1.67	[8]	1.04	[8]
(.12)	(.72)	(.84)	29.58	(3.23)	616	1.65		1.65		.93
(.33)	(.52)	(.85)	31.42	7.10	568	1.69		1.69		1.39
(.31)	—	(.31)	30.16	15.82	415	1.73		1.73		.97
(.26)	—	(.26)	26.33	8.97	304	1.76		1.76		1.29
(.12)	—	(.12)	24.41	(1.90)[7]	240	1.81	[8]	1.81	[8]	1.21	[8]

(.20)	(.55)	(.75)	29.57	2.32 [7]	189	.93	[8]	.93	[8]	1.78	[8]
(.34)	(.72)	(1.06)	29.66	(2.51)	183	.91		.91		1.66
(.55)	(.52)	(1.07)	31.50	7.87	184	.94		.94		2.27
(.51)	—	(.51)	30.22	16.75	212	.97		.97		1.73
(.46)	—	(.46)	26.38	9.85	145	.96		.96		2.10
(.21)	—	(.21)	24.45	(1.34)[7]	116	1.02	[8]	1.02	[8]	2.03	[8]

(.24)	(.55)	(.79)	29.58	2.45 [7]	563	.66	[8]	.66	[8]	2.06	[8]
(.42)	(.72)	(1.14)	29.67	(2.24)	532	.65		.65		1.94
(.63)	(.52)	(1.15)	31.51	8.16	427	.68		.68		2.28
(.59)	—	(.59)	30.24	17.03	198	.71		.71		1.98
(.51)	—	(.51)	26.39	10.10	129	.72		.72		2.32
(.25)	—	(.25)	24.46	(1.18)[7]	69	.79	[8]	.79	[8]	2.23	[8]

(.20)	(.55)	(.75)	29.55	2.27 [7]	204	.94	[8]	.94	[8]	1.77	[8]
(.34)	(.72)	(1.06)	29.64	(2.53)	199	.93		.93		1.65
(.55)	(.52)	(1.07)	31.48	7.87	196	.96		.96		2.14
(.51)	—	(.51)	30.21	16.68	155	1.00		1.00		1.69
(.45)	—	(.45)	26.37	9.84	106	.98		.98		2.06
(.20)	—	(.20)	24.44	(1.44)[7]	68	1.08	[8]	1.08	[8]	1.88	[8]

See page 36 for footnotes.

American Funds Global Balanced Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class 529-B:
Six months ended 4/30/2016[5,6]	$29.65	$.13	$.40	$.53
Year ended 10/31/2015	31.46	.24	(1.27)	(1.03)
Year ended 10/31/2014	30.17	.43	1.66	2.09
Year ended 10/31/2013	26.33	.25	3.86	4.11
Year ended 10/31/2012	24.41	.31	1.85	2.16
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.21	(.70)	(.49)
Class 529-C:
Six months ended 4/30/2016[5,6]	29.53	.14	.40	.54
Year ended 10/31/2015	31.37	.26	(1.28)	(1.02)
Year ended 10/31/2014	30.12	.41	1.67	2.08
Year ended 10/31/2013	26.30	.25	3.86	4.11
Year ended 10/31/2012	24.39	.31	1.85	2.16
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.20	(.69)	(.49)
Class 529-E:
Six months ended 4/30/2016[5,6]	29.61	.22	.40	.62
Year ended 10/31/2015	31.45	.42	(1.28)	(.86)
Year ended 10/31/2014	30.18	.59	1.67	2.26
Year ended 10/31/2013	26.35	.41	3.86	4.27
Year ended 10/31/2012	24.42	.45	1.86	2.31
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.29	(.69)	(.40)
Class 529-F-1:
Six months ended 4/30/2016[5,6]	29.65	.28	.41	.69
Year ended 10/31/2015	31.50	.56	(1.29)	(.73)
Year ended 10/31/2014	30.23	.72	1.68	2.40
Year ended 10/31/2013	26.38	.53	3.88	4.41
Year ended 10/31/2012	24.45	.56	1.86	2.42
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.39	(.70)	(.31)
Class R-1:
Six months ended 4/30/2016[5,6]	29.59	.16	.41	.57
Year ended 10/31/2015	31.43	.31	(1.28)	(.97)
Year ended 10/31/2014	30.17	.52	1.66	2.18
Year ended 10/31/2013	26.34	.37	3.86	4.23
Year ended 10/31/2012	24.41	.38	1.85	2.23
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.23	(.70)	(.47)
Class R-2:
Six months ended 4/30/2016[5,6]	29.56	.15	.40	.55
Year ended 10/31/2015	31.40	.29	(1.28)	(.99)
Year ended 10/31/2014	30.15	.43	1.67	2.10
Year ended 10/31/2013	26.32	.29	3.87	4.16
Year ended 10/31/2012	24.41	.35	1.86	2.21
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.24	(.71)	(.47)

32	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[2,3]

$(.06)	$(.55)	$(.61)	$29.57	1.87%[7]	$—	[10]	1.77%[8]		1.77%[8]		.93%[8]
(.06)	(.72)	(.78)	29.65	(3.31)	1		1.74		1.74		.79
(.28)	(.52)	(.80)	31.46	7.01	1		1.77		1.77		1.38
(.27)	—	(.27)	30.17	15.73	2		1.81		1.81		.90
(.24)	—	(.24)	26.33	8.88	2		1.84		1.84		1.21
(.10)	—	(.10)	24.41	(1.97)[7]	2		1.88	[8]	1.88	[8]	1.11	[8]

(.08)	(.55)	(.63)	29.44	1.91 [7]	79		1.74	[8]	1.74	[8]	.97	[8]
(.10)	(.72)	(.82)	29.53	(3.30)	77		1.73		1.73		.85
(.31)	(.52)	(.83)	31.37	6.99	73		1.76		1.76		1.33
(.29)	—	(.29)	30.12	15.75	55		1.81		1.81		.89
(.25)	—	(.25)	26.30	8.90	36		1.83		1.83		1.21
(.12)	—	(.12)	24.39	(1.97)[7]	22		1.86	[8]	1.86	[8]	1.06	[8]

(.16)	(.55)	(.71)	29.52	2.19 [7]	12		1.19	[8]	1.19	[8]	1.52	[8]
(.26)	(.72)	(.98)	29.61	(2.77)	12		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57	11		1.21		1.21		1.90
(.44)	—	(.44)	30.18	16.41	9		1.25		1.25		1.45
(.38)	—	(.38)	26.35	9.49	6		1.27		1.27		1.78
(.18)	—	(.18)	24.42	(1.58)[7]	4		1.32	[8]	1.32	[8]	1.60	[8]

(.23)	(.55)	(.78)	29.56	2.41 [7]	16		.74	[8]	.74	[8]	1.97	[8]
(.40)	(.72)	(1.12)	29.65	(2.34)	14		.72		.72		1.86
(.61)	(.52)	(1.13)	31.50	8.08	12		.76		.76		2.33
(.56)	—	(.56)	30.23	16.94	9		.80		.80		1.89
(.49)	—	(.49)	26.38	10.00	4		.82		.82		2.20
(.24)	—	(.24)	24.45	(1.26)[7]	2		.84	[8]	.84	[8]	2.11	[8]

(.11)	(.55)	(.66)	29.50	1.99 [7,11]	8		1.57	[8,11]	1.57	[8,11]	1.14	[8,11]
(.15)	(.72)	(.87)	29.59	(3.12)[11]	8		1.54	[11]	1.54	[11]	1.04	[11]
(.40)	(.52)	(.92)	31.43	7.35 [11]	8		1.44	[11]	1.44	[11]	1.69	[11]
(.40)	—	(.40)	30.17	16.22 [11]	7		1.39	[11]	1.39	[11]	1.32	[11]
(.30)	—	(.30)	26.34	9.20 [11]	4		1.56	[11]	1.56	[11]	1.48	[11]
(.12)	—	(.12)	24.41	(1.90)[7,11]	4		1.75	[8,11]	1.75	[8,11]	1.26	[8,11]

(.10)	(.55)	(.65)	29.46	1.92 [7]	42		1.67	[8]	1.67	[8]	1.04	[8]
(.13)	(.72)	(.85)	29.56	(3.19)	41		1.62		1.62		.96
(.33)	(.52)	(.85)	31.40	7.06	36		1.69		1.69		1.40
(.33)	—	(.33)	30.15	15.94	28		1.66		1.66		1.03
(.30)	—	(.30)	26.32	9.10	18		1.65		1.65		1.40
(.12)	—	(.12)	24.41	(1.87)[7]	10		1.64	[8]	1.64	[8]	1.30	[8]

See page 36 for footnotes.

American Funds Global Balanced Fund	33

Financial highlights (continued)

		Income (loss) from investment operations[1]
			Net gains
	Net asset		(losses) on
	value,	Net	securities (both	Total from
	beginning	investment	realized and	investment
	of period	income[2]	unrealized)	operations
Class R-2E:
Six months ended 4/30/2016[5,6]	$29.63	$.23	$.41	$.64
Year ended 10/31/2015	31.48	.51	(1.28)	(.77)
Period from 8/29/2014 to 10/31/2014[6,12]	31.95	.06	(.39)	(.33)
Class R-3:
Six months ended 4/30/2016[5,6]	29.61	.21	.40	.61
Year ended 10/31/2015	31.45	.42	(1.27)	(.85)
Year ended 10/31/2014	30.19	.58	1.67	2.25
Year ended 10/31/2013	26.35	.41	3.88	4.29
Year ended 10/31/2012	24.43	.46	1.85	2.31
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.30	(.69)	(.39)
Class R-4:
Six months ended 4/30/2016[5,6]	29.66	.25	.40	.65
Year ended 10/31/2015	31.50	.52	(1.29)	(.77)
Year ended 10/31/2014	30.23	.67	1.68	2.35
Year ended 10/31/2013	26.39	.50	3.87	4.37
Year ended 10/31/2012	24.46	.54	1.86	2.40
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.38	(.71)	(.33)
Class R-5E:
Period from 11/20/2015 to 4/30/2016[5,6,13]	29.46	.25	.63	.88
Class R-5:
Six months ended 4/30/2016[5,6]	29.70	.30	.40	.70
Year ended 10/31/2015	31.54	.60	(1.28)	(.68)
Year ended 10/31/2014	30.25	.89	1.56	2.45
Year ended 10/31/2013	26.40	.58	3.87	4.45
Year ended 10/31/2012	24.46	.60	1.87	2.47
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.42	(.71)	(.29)
Class R-6:
Six months ended 4/30/2016[5,6]	29.68	.31	.39	.70
Year ended 10/31/2015	31.52	.65	(1.32)	(.67)
Year ended 10/31/2014	30.25	.75	1.71	2.46
Year ended 10/31/2013	26.40	.59	3.88	4.47
Year ended 10/31/2012	24.46	.56	1.92	2.48
Period from 2/1/2011 to 10/31/2011[6,9]	25.00	.44	(.72)	(.28)

Portfolio turnover rate for all share	Six months ended April 30,	Year ended October 31				For the period 2/1/2011 to
classes[14]	2016[5,6,7]	2015	2014	2013	2012	10/31/2011[6,7,9]
Including mortgage dollar roll transactions	32%	85%	74%	92%	62%	38%
Excluding mortgage dollar roll transactions	19%	46%	Not available

See Notes to Financial Statements

34	American Funds Global Balanced Fund

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income to average net assets[2,3]

$(.17)	$(.55)	$(.72)	$29.55	2.25%[7,11]	$—	[10]	1.21%[8,11]		1.20%[8,11]		1.65%[8,11]
(.36)	(.72)	(1.08)	29.63	(2.48)[11]	—	[10]	.90	[11]	.90	[11]	1.69	[11]
(.14)	—	(.14)	31.48	(1.04)[7,11]	—	[10]	.13	[7,11]	.13	[7,11]	.20	[7,11]

(.16)	(.55)	(.71)	29.51	2.15 [7]	49		1.20	[8]	1.20	[8]	1.51	[8]
(.27)	(.72)	(.99)	29.61	(2.75)	45		1.18		1.18		1.40
(.47)	(.52)	(.99)	31.45	7.57	36		1.22		1.22		1.87
(.45)	—	(.45)	30.19	16.44	26		1.24		1.24		1.46
(.39)	—	(.39)	26.35	9.55	17		1.23		1.23		1.81
(.18)	—	(.18)	24.43	(1.58)[7]	10		1.28	[8]	1.28	[8]	1.66	[8]

(.20)	(.55)	(.75)	29.56	2.30 [7]	24		.90	[8]	.90	[8]	1.79	[8]
(.35)	(.72)	(1.07)	29.66	(2.47)	25		.88		.88		1.71
(.56)	(.52)	(1.08)	31.50	7.92	22		.91		.91		2.16
(.53)	—	(.53)	30.23	16.77	17		.92		.92		1.77
(.47)	—	(.47)	26.39	9.90	10		.92		.92		2.14
(.21)	—	(.21)	24.46	(1.34)[7]	5		1.00	[8]	1.00	[8]	2.03	[8]

(.24)	(.55)	(.79)	29.55	3.08 [7]	—	[10]	.33	[7]	.33	[7]	.87	[7]

(.25)	(.55)	(.80)	29.60	2.44 [7]	8		.60	[8]	.60	[8]	2.12	[8]
(.44)	(.72)	(1.16)	29.70	(2.19)	6		.60		.60		1.97
(.64)	(.52)	(1.16)	31.54	8.23	5		.62		.62		2.87
(.60)	—	(.60)	30.25	17.10	23		.64		.64		2.06
(.53)	—	(.53)	26.40	10.20	19		.66		.66		2.38
(.25)	—	(.25)	24.46	(1.16)[7]	15		.74	[8]	.74	[8]	2.31	[8]

(.25)	(.55)	(.80)	29.58	2.47 [7]	3,353		.55	[8]	.55	[8]	2.17	[8]
(.45)	(.72)	(1.17)	29.68	(2.14)	2,893		.54		.54		2.16
(.67)	(.52)	(1.19)	31.52	8.27	199		.57		.57		2.42
(.62)	—	(.62)	30.25	17.17	85		.60		.60		2.08
(.54)	—	(.54)	26.40	10.23	10		.63		.63		2.23
(.26)	—	(.26)	24.46	(1.13)[7]	1		.71	[8]	.71	[8]	2.35	[8]

See page 36 for footnotes.

American Funds Global Balanced Fund	35

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the period ended October 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.17 and .54 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[5]	Unaudited.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Not annualized.
[8]	Annualized.
[9]	For the period February 1, 2011, commencement of operations, through October 31, 2011.
[10]	Amount less than $1 million.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Class R-2E shares were offered beginning August 29, 2014.
[13]	Class R-5E shares were offered beginning November 20, 2015.
[14]	Refer to Note 5 for more information on mortgage dollar rolls.

36	American Funds Global Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2015, through April 30, 2016).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Global Balanced Fund	37

	Beginning account value 11/1/2015	Ending account value 4/30/2016	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,023.10	$4.33	.86%
Class A - assumed 5% return	1,000.00	1,020.59	4.32	.86
Class B - actual return	1,000.00	1,019.39	8.18	1.63
Class B - assumed 5% return	1,000.00	1,016.76	8.17	1.63
Class C - actual return	1,000.00	1,019.12	8.38	1.67
Class C - assumed 5% return	1,000.00	1,016.56	8.37	1.67
Class F-1 - actual return	1,000.00	1,023.18	4.68	.93
Class F-1 - assumed 5% return	1,000.00	1,020.24	4.67	.93
Class F-2 - actual return	1,000.00	1,024.50	3.32	.66
Class F-2 - assumed 5% return	1,000.00	1,021.58	3.32	.66
Class 529-A - actual return	1,000.00	1,022.73	4.73	.94
Class 529-A - assumed 5% return	1,000.00	1,020.19	4.72	.94
Class 529-B - actual return	1,000.00	1,018.69	8.88	1.77
Class 529-B - assumed 5% return	1,000.00	1,016.06	8.87	1.77
Class 529-C - actual return	1,000.00	1,019.10	8.74	1.74
Class 529-C - assumed 5% return	1,000.00	1,016.21	8.72	1.74
Class 529-E - actual return	1,000.00	1,021.89	5.98	1.19
Class 529-E - assumed 5% return	1,000.00	1,018.95	5.97	1.19
Class 529-F-1 - actual return	1,000.00	1,024.08	3.72	.74
Class 529-F-1 - assumed 5% return	1,000.00	1,021.18	3.72	.74
Class R-1 - actual return	1,000.00	1,019.90	7.88	1.57
Class R-1 - assumed 5% return	1,000.00	1,017.06	7.87	1.57
Class R-2 - actual return	1,000.00	1,019.20	8.38	1.67
Class R-2 - assumed 5% return	1,000.00	1,016.56	8.37	1.67
Class R-2E - actual return	1,000.00	1,022.55	6.03	1.20
Class R-2E - assumed 5% return	1,000.00	1,018.90	6.02	1.20
Class R-3 - actual return	1,000.00	1,021.52	6.03	1.20
Class R-3 - assumed 5% return	1,000.00	1,018.90	6.02	1.20
Class R-4 - actual return	1,000.00	1,022.95	4.53	.90
Class R-4 - assumed 5% return	1,000.00	1,020.39	4.52	.90
Class R-5E - actual return†	1,000.00	1,030.79	3.33	.74
Class R-5E - assumed 5% return†	1,000.00	1,021.18	3.72	.74
Class R-5 - actual return	1,000.00	1,024.43	3.02	.60
Class R-5 - assumed 5% return	1,000.00	1,021.88	3.02	.60
Class R-6 - actual return	1,000.00	1,024.71	2.77	.55
Class R-6 - assumed 5% return	1,000.00	1,022.13	2.77	.55

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
†	The period for the “annualized expense ratio” and “actual return” line is based on the number of days since the initial sale of the share class on November 20, 2015. The “assumed 5% return” line is based on 182 days.

38	American Funds Global Balanced Fund

Approval of Investment Advisory and Service Agreement

The American Funds Global Balanced Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2017. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; The low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

American Funds Global Balanced Fund	39

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of long-term growth of capital, conservation of principal and current income. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2015. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Flexible Portfolio Funds Index, the MSCI All-Country World Index and the Barclays Global Aggregate Index. They noted that the investment results of the fund generally compared favorably to the results of these indexes for the fund’s lifetime period (since February 1, 2011) and year-to-date period, while recognizing that none of the indexes is a perfect comparison given the fund’s distinguishing characteristics. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Flexible Portfolio Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory, and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

40	American Funds Global Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s logn-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Global Balanced Fund	41

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42	American Funds Global Balanced Fund

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American Funds Global Balanced Fund	43

Office of the fund
6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
Bank of New York Mellon
One Wall Street New
York, NY 10286

Counsel
O’Melveny & Myers LLP 400
South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	American Funds Global Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete April 30, 2016, portfolio of American Funds Global Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Funds Global Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year of Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Global Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2016, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 95% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 58% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2015.
[2]	Based on Class A share results for rolling periods through December 31, 2015. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 68% of the time, based on the 20-year period ended December 31, 2015, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Funds Global Balanced FundSM
Investment portfolio
April 30, 2016
unaudited
Common stocks 59.51% Consumer staples 9.53%	Shares	Value (000)
Philip Morris International Inc.	2,344,400	$230,033
Imperial Brands PLC[1]	2,986,100	162,072
Altria Group, Inc.	1,852,200	116,151
Thai Beverage PCL[1]	164,412,907	91,042
Nestlé SA1	1,094,000	81,453
British American Tobacco PLC[1]	1,217,950	74,328
Coca-Cola Co.	1,545,000	69,216
Tesco PLC[1]	20,238,313	50,835
Reynolds American Inc.	607,000	30,107
Japan Tobacco Inc.[1]	573,700	23,500
		928,737
Financials 8.11%
UBS Group AG1	6,704,000	115,760
Prudential PLC[1]	4,009,400	79,316
HDFC Bank Ltd.[1]	2,444,365	49,904
Royal Bank of Canada	763,000	47,384
Crown Castle International Corp.	493,777	42,899
Barclays PLC[1]	16,562,762	41,694
Siam Commercial Bank PCL[1]	10,245,000	39,004
Société Générale[1]	925,000	36,320
U.S. Bancorp	800,000	34,152
State Street Corp.	378,000	23,549
Lamar Advertising Co., Class A	364,000	22,583
Credit Suisse Group AG1	1,488,947	22,559
American International Group, Inc.	397,000	22,161
Citigroup Inc.	425,000	19,669
American Campus Communities, Inc.	426,300	19,077
Ventas, Inc.	301,000	18,698
AIA Group Ltd.[1]	3,074,400	18,393
RSA Insurance Group PLC[1]	2,443,000	16,441
CIT Group Inc.	470,500	16,265
JPMorgan Chase & Co.	255,000	16,116
Resona Holdings, Inc.[1]	4,310,000	15,080
HSBC Holdings PLC (HKD denominated)[1]	2,122,114	14,090
CME Group Inc., Class A	137,000	12,592
Bank of Ireland[1,2]	38,877,978	11,839
Progressive Corp.	310,000	10,106
Link Real Estate Investment Trust[1]	1,662,600	10,070
Commerzbank AG, non-registered shares[1]	791,176	7,387
Standard Life PLC[1]	1,400,800	6,697
		789,805
Health care 7.05%
Novartis AG1	2,048,450	156,413
Amgen Inc.	847,824	134,211
GlaxoSmithKline PLC[1]	4,593,100	97,795
American Funds Global Balanced Fund — Page 1 of 14

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Thermo Fisher Scientific Inc.	357,200	$51,526
Stryker Corp.	447,200	48,749
Gilead Sciences, Inc.	532,100	46,937
AbbVie Inc.	690,300	42,108
UnitedHealth Group Inc.	230,000	30,286
Medtronic PLC	246,000	19,471
Team Health Holdings, Inc.[2]	407,000	17,025
Bayer AG1	138,110	15,937
Alexion Pharmaceuticals, Inc.[2]	108,600	15,126
Grifols, SA, Class B, preferred non-voting, non-registered shares[1]	720,000	11,369
		686,953
Energy 6.72%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	2,322,594	60,778
Royal Dutch Shell PLC, Class B1	2,161,920	56,766
Canadian Natural Resources, Ltd.	3,503,000	105,199
Enbridge Inc. (CAD denominated)	2,073,074	86,115
ConocoPhillips	1,247,500	59,618
Eni SpA[1]	3,214,000	52,538
Exxon Mobil Corp.	540,500	47,780
Suncor Energy Inc.	1,561,800	45,844
Denbury Resources Inc.	10,587,000	40,866
BP PLC[1]	6,466,548	35,669
Kinder Morgan, Inc.	1,420,000	25,219
Chesapeake Energy Corp.	3,150,000	21,641
Golar LNG Ltd.	1,000,000	16,580
		654,613
Information technology 5.09%
Alphabet Inc., Class C2	75,506	52,326
Alphabet Inc., Class A2	49,700	35,182
Oracle Corp.	1,541,800	61,456
Intel Corp.	2,002,000	60,621
Tencent Holdings Ltd.[1]	1,655,000	33,584
Accenture PLC, Class A	295,000	33,311
Western Union Co.	1,530,000	30,600
Alibaba Group Holding Ltd. (ADR)[2]	352,100	27,091
AAC Technologies Holdings Inc.[1]	3,828,500	26,589
MediaTek Inc.[1]	3,660,000	25,994
Keyence Corp.[1]	42,000	25,013
Nintendo Co., Ltd.[1]	133,000	17,891
Broadcom Ltd.	114,400	16,674
Hewlett Packard Enterprise Co.	880,000	14,661
Samsung Electronics Co., Ltd.[1]	13,190	14,343
TE Connectivity Ltd.	190,000	11,301
Tech Mahindra Ltd.[1]	1,256,879	9,182
		495,819
Utilities 5.06%
SSE PLC[1]	6,268,024	138,564
Exelon Corp.	1,975,000	69,303
Iberdrola, SA, non-registered shares[1]	9,346,500	66,476
Dominion Resources, Inc.	796,200	56,905
National Grid PLC[1]	2,712,022	38,709
Duke Energy Corp.	452,300	35,632
American Funds Global Balanced Fund — Page 2 of 14

unaudited
Common stocks Utilities (continued)	Shares	Value (000)
Cheung Kong Infrastructure Holdings Ltd.[1]	3,476,000	$32,825
CMS Energy Corp.	618,000	25,140
EDP - Energias de Portugal, SA1	3,600,000	12,804
Engie SA1	554,010	9,141
Glow Energy PCL[1]	2,862,000	7,223
		492,722
Telecommunication services 4.47%
Verizon Communications Inc.	3,998,055	203,661
KDDI Corp.[1]	1,236,000	35,157
BCE Inc.	575,000	26,965
SoftBank Group Corp.[1]	490,000	25,774
TELUS Corp.	811,570	25,694
China Mobile Ltd.[1]	2,189,000	24,899
AT&T Inc.	605,440	23,503
Singapore Telecommunications Ltd.[1]	7,554,200	21,625
Bharti Infratel Ltd.[1]	3,700,000	20,954
Intouch Holdings PCL[1]	12,790,000	19,182
CenturyLink, Inc.	270,500	8,372
		435,786
Industrials 3.81%
General Dynamics Corp.	442,100	62,124
Union Pacific Corp.	612,000	53,385
General Electric Co.	1,203,000	36,992
Norfolk Southern Corp.	374,900	33,782
Kühne + Nagel International AG1	203,100	29,276
Nielsen Holdings PLC	536,798	27,989
CSX Corp.	840,000	22,907
Alliance Global Group, Inc.[1]	72,000,000	22,237
Bureau Veritas SA1	720,000	17,074
Industries Qatar QSC[1]	503,000	14,376
CK Hutchison Holdings Ltd.[1]	1,121,760	13,415
ASSA ABLOY AB, Class B1	528,000	11,064
United Technologies Corp.	104,300	10,886
Bunzl PLC[1]	262,100	7,824
COSCO Pacific Ltd.[1]	5,876,000	6,241
Babcock International Group PLC[1]	122,700	1,703
		371,275
Consumer discretionary 3.62%
Netflix, Inc.[2]	892,150	80,320
Kering SA1	380,000	65,198
General Motors Co.	1,375,000	43,725
MGM Resorts International[2]	1,218,800	25,960
Mahindra & Mahindra Ltd.[1]	1,088,000	21,789
Amazon.com, Inc.[2]	32,200	21,239
Marui Group Co., Ltd.[1]	1,214,700	18,384
Galaxy Entertainment Group Ltd.[1]	5,244,000	17,568
Toyota Motor Corp.[1]	320,000	16,142
William Hill PLC[1]	2,732,960	12,503
Barratt Developments PLC[1]	1,503,754	11,725
American Funds Global Balanced Fund — Page 3 of 14

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Kingfisher PLC[1]	1,843,740	$9,822
Daily Mail and General Trust PLC, Class A, non-voting[1]	860,000	8,794
		353,169
Materials 2.12%
Fortescue Metals Group Ltd.[1]	26,872,904	68,524
International Flavors & Fragrances Inc.	325,000	38,828
Croda International PLC[1]	712,000	31,361
Amcor Ltd.[1]	2,013,350	23,555
Celanese Corp., Series A	252,818	17,874
Rio Tinto PLC[1]	398,000	13,369
Vale SA, Class A, preferred nominative (ADR)	2,925,000	13,280
		206,791
Miscellaneous 3.93%
Other common stocks in initial period of acquisition		383,286
Total common stocks (cost: $5,464,453,000)		5,798,956
Convertible stocks 0.19% Energy 0.19%
Kinder Morgan Inc., Series A, depository share, convertible preferred 2018	427,000	18,856
Total convertible stocks (cost: $15,341,000)		18,856
Convertible bonds 0.06% Financials 0.06%	Principal amount (000)
Bank of Ireland, convertible notes, 10.00% 2016	€4,750	5,558
Total convertible bonds (cost: $6,214,000)		5,558
Bonds, notes & other debt instruments 32.95% Bonds & notes of governments & government agencies outside the U.S. 12.49%
Australian Government, Series 136, 4.75% 2027	A$4,300	3,946
Belgium (Kingdom of), Series 77, 1.00% 2026	€27,500	32,464
Bermuda Government 5.603% 2020	$2,900	3,219
Bermuda Government 4.854% 2024[3]	7,075	7,535
Colombia (Republic of) 7.50% 2026	COP39,045,000	13,196
Colombia (Republic of), Series B, 5.00% 2018	24,327,600	8,145
Colombia (Republic of), Series B, 6.00% 2028	11,454,000	3,368
French Government O.A.T. Eurobond 1.75% 2024	€20,150	25,681
French Government O.A.T. Eurobond 2.25% 2024	5,550	7,334
French Government O.A.T. Eurobond 0.50% 2026	11,000	12,421
German Government 1.75% 2020[4]	6,705	8,593
German Government 2.00% 2022	17,000	21,931
German Government 0.10% 2023[4]	1,942	2,398
German Government 2.50% 2044	17,300	27,138
German Government 2.50% 2046	24,800	39,245
India (Republic of) 7.28% 2019	INR575,100	8,676
India (Republic of) 8.83% 2023	407,200	6,529
India (Republic of) 8.60% 2028	740,900	11,865
India (Republic of) 9.20% 2030	360,900	6,054
American Funds Global Balanced Fund — Page 4 of 14

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of) 4.875% 2021	$5,850	$6,350
Indonesia (Republic of) 4.875% 2021[3]	1,500	1,628
Indonesia (Republic of) 3.75% 2022	4,895	5,027
Indonesia (Republic of) 3.375% 2023	640	635
Irish Government 3.90% 2023	€15,930	22,462
Irish Government 3.40% 2024	10,500	14,493
Irish Government 1.00% 2026	15,400	17,673
Irish Government 2.00% 2045	4,200	4,877
Italian Government 1.45% 2022	13,675	16,242
Italian Government 5.50% 2022	3,100	4,569
Italian Government 4.75% 2023	2,600	3,751
Italian Government 4.50% 2024	28,550	40,723
Italian Government 3.50% 2030	13,090	17,908
Japanese Government, Series 600, 0% 2016	¥2,150,000	20,221
Japanese Government, Series 315, 1.20% 2021	3,465,000	34,939
Japanese Government, Series 326, 0.70% 2022	3,175,000	31,627
Japanese Government, Series 325, 0.80% 2022	480,000	4,802
Japanese Government, Series 17, 0.10% 2023[4]	240,875	2,363
Japanese Government, Series 329, 0.80% 2023	3,760,000	37,865
Japanese Government, Series 19, 0.10% 2024[4]	1,446,860	14,387
Japanese Government, Series 18, 0.10% 2024[4]	692,920	6,799
Japanese Government, Series 337, 0.30% 2024	2,340,000	22,834
Japanese Government, Series 336, 0.50% 2024	1,460,000	14,487
Japanese Government, Series 20, 0.10% 2025[4]	650,415	6,471
Japanese Government, Series 116, 2.20% 2030	829,000	10,101
Japanese Government, Series 145, 1.70% 2033	1,780,000	21,041
Japanese Government, Series 150, 1.40% 2034	1,790,000	20,383
Japanese Government, Series 21, 2.30% 2035	845,000	11,008
Japanese Government, Series 36, 2.00% 2042	200,000	2,656
Japanese Government, Series 42, 1.70% 2044	1,115,000	14,252
Lithuania (Republic of) 7.375% 2020	$2,900	3,438
Lithuania (Republic of) 6.625% 2022[3]	1,000	1,209
Malaysian Government, Series 0515, 3.759% 2019	MYR35,950	9,320
Malaysian Government, Series 0115, 3.955% 2025	38,300	9,831
Malaysian Government, Series 0310, 4.498% 2030	49,650	13,077
Morocco Government 4.25% 2022	$5,700	5,912
Morocco Government 4.25% 2022[3]	500	519
Morocco Government 5.50% 2042	3,500	3,732
Netherlands Government 1.00% 2017	1,900	1,904
Netherlands Government Eurobond 2.25% 2022	€7,915	10,359
Netherlands Government Eurobond 2.00% 2024	3,000	3,927
Norwegian Government 4.25% 2017	NKr4,850	625
Norwegian Government 3.75% 2021	50,800	7,181
Norwegian Government 3.00% 2024	67,500	9,473
Peru (Republic of) 2.75% 2026	€4,000	4,768
Peru (Republic of) 4.125% 2027	$3,600	3,865
Peru (Republic of) 5.625% 2050	375	435
Philippines (Republic of) 4.95% 2021	PHP155,000	3,429
Philippines (Republic of) 3.90% 2022	145,000	3,095
Polish Government 2.75% 2023[4]	PLN19,661	5,702
Polish Government, Series 1017, 5.25% 2017	60,875	16,834
Polish Government, Series 1020, 5.25% 2020	110,900	33,061
Polish Government, Series 1021, 5.75% 2021	97,900	30,137
Polish Government, Series 0922, 5.75% 2022	54,490	17,017
Polish Government, Series 102, 4.00% 2023	50,000	14,193
American Funds Global Balanced Fund — Page 5 of 14

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Polish Government, Series 0725, 3.25% 2025	PLN50,500	$13,588
Russian Federation 6.20% 2018	RUB193,400	2,854
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR180,405	12,001
South Africa (Republic of), Series R-214, 6.50% 2041	138,250	6,857
Spanish Government 2.75% 2024	€11,875	15,080
Spanish Government 1.95% 2026	4,250	5,024
State of Qatar 3.125% 2017[3]	$1,000	1,017
State of Qatar 5.25% 2020	1,300	1,445
State of Qatar 4.50% 2022[3]	1,000	1,109
Swedish Government, Series 1057, 1.50% 2023	SKr159,000	21,301
Turkey (Republic of) 4.557% 2018	$11,600	12,076
United Kingdom 1.00% 2017	£9,725	14,310
United Kingdom 1.75% 2019	12,850	19,392
United Kingdom 4.75% 2020	25	42
United Kingdom 3.75% 2021	2,850	4,760
United Kingdom 1.75% 2022	7,700	11,645
United Kingdom 2.25% 2023	10,550	16,382
United Kingdom 5.00% 2025	1,550	2,922
United Kingdom 3.25% 2044	16,020	27,376
United Kingdom 4.25% 2046	2,520	5,182
United Mexican States Government 4.00% 2019[4]	MXN103,471	6,353
United Mexican States Government 4.00% 2040[4]	33,220	2,079
United Mexican States Government, Series M, 6.25% 2016	30,000	1,749
United Mexican States Government, Series M10, 7.75% 2017	32,000	1,968
United Mexican States Government, Series M, 8.00% 2020	146,000	9,403
United Mexican States Government, Series M, 6.50% 2021	143,500	8,805
United Mexican States Government, Series M20, 10.00% 2024	724,700	54,371
United Mexican States Government, Series M, 5.75% 2026	423,000	24,445
United Mexican States Government, Series M30, 10.00% 2036	96,000	7,874
United Mexican States Government Global 4.125% 2026	$3,100	3,263
United Mexican States Government Global 4.75% 2044	6,600	6,683
		1,216,711
U.S. Treasury bonds & notes 10.24% U.S. Treasury 8.07%
U.S. Treasury 7.50% 2016	2,650	2,750
U.S. Treasury 0.875% 2017	38,500	38,610
U.S. Treasury 1.00% 2017[5]	8,100	8,131
U.S. Treasury 1.00% 2018	6,000	6,023
U.S. Treasury 1.25% 2018	4,800	4,847
U.S. Treasury 3.50% 2018	31,655	33,198
U.S. Treasury 0.75% 2019	12,250	12,202
U.S. Treasury 1.50% 2019	17,200	17,466
U.S. Treasury 1.50% 2019	10,100	10,269
U.S. Treasury 1.625% 2019	34,050	34,758
U.S. Treasury 1.625% 2019	12,750	13,001
U.S. Treasury 1.625% 2019	9,750	9,947
U.S. Treasury 1.625% 2019	4,960	5,061
U.S. Treasury 1.625% 2019	4,000	4,082
U.S. Treasury 1.75% 2019	16,900	17,313
U.S. Treasury 1.125% 2020	5,200	5,202
U.S. Treasury 1.25% 2020	81,900	82,367
U.S. Treasury 1.375% 2020	48,700	49,113
U.S. Treasury 1.375% 2020	32,550	32,757
U.S. Treasury 1.375% 2020	30,200	30,420
American Funds Global Balanced Fund — Page 6 of 14

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2020	$5,950	$6,028
U.S. Treasury 1.625% 2020	21,400	21,775
U.S. Treasury 1.625% 2020	4,000	4,071
U.S. Treasury 1.625% 2020	1,080	1,099
U.S. Treasury 1.75% 2020	57,000	58,265
U.S. Treasury 2.125% 2020	5,900	6,127
U.S. Treasury 1.125% 2021	16,675	16,570
U.S. Treasury 2.125% 2021	12,700	13,205
U.S. Treasury 3.125% 2021	875	953
U.S. Treasury 2.75% 2023	24,270	26,202
U.S. Treasury 2.25% 2024	9,100	9,467
U.S. Treasury 2.50% 2024	30,350	32,212
U.S. Treasury 2.00% 2025	18,385	18,708
U.S. Treasury 2.125% 2025	20,240	20,818
U.S. Treasury 4.625% 2040	2,800	3,876
U.S. Treasury 3.625% 2044	16,445	19,799
U.S. Treasury 2.875% 2045	73,085	76,288
U.S. Treasury 3.00% 2045	30,820	32,992
		785,972
U.S. Treasury inflation-protected securities 2.17%
U.S. Treasury Inflation-Protected Security 0.125% 2019[4]	9,760	9,974
U.S. Treasury Inflation-Protected Security 0.125% 2022[4]	3,454	3,523
U.S. Treasury Inflation-Protected Security 0.375% 2023[4]	10,953	11,316
U.S. Treasury Inflation-Protected Security 0.125% 2024[4]	56,319	56,804
U.S. Treasury Inflation-Protected Security 0.625% 2024[4]	37,009	38,715
U.S. Treasury Inflation-Protected Security 0.25% 2025[4]	40,423	40,935
U.S. Treasury Inflation-Protected Security 0.375% 2025[4]	8,923	9,166
U.S. Treasury Inflation-Protected Security 2.375% 2025[4]	2,579	3,081
U.S. Treasury Inflation-Protected Security 0.625% 2026[4]	21,354	22,427
U.S. Treasury Inflation-Protected Security 1.375% 2044[4]	7,935	8,936
U.S. Treasury Inflation-Protected Security 1.00% 2046[4]	6,579	6,903
		211,780
Total U.S. Treasury bonds & notes		997,752
Corporate bonds & notes 8.07% Financials 1.95%
ACE INA Holdings Inc. 2.875% 2022	645	669
ACE INA Holdings Inc. 3.35% 2026	645	680
ACE INA Holdings Inc. 4.35% 2045	1,120	1,237
Allianz SE, 4.75% (undated)	€2,800	3,548
American Campus Communities, Inc. 3.35% 2020	$145	149
American Campus Communities, Inc. 3.75% 2023	2,640	2,691
American Campus Communities, Inc. 4.125% 2024	18,200	18,915
AvalonBay Communities, Inc. 2.85% 2023	450	454
Aviva PLC, subordinated 6.875% 2058	£2,250	3,558
AXA SA, junior subordinated 5.453% (undated)	5,625	8,200
Banco de Crédito del Perú 5.375% 2020[3]	$125	137
Bank of America Corp. 3.875% 2025	7,030	7,334
Barclays Bank PLC 6.00% 2021	€1,400	1,821
Barclays Bank PLC 10.00% 2021	£3,700	6,743
Barclays Bank PLC 6.625% 2022	€725	990
Barclays Bank PLC 3.65% 2025	$2,150	2,068
American Funds Global Balanced Fund — Page 7 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Berkshire Hathaway Inc. 3.00% 2022	$1,775	$1,876
BNP Paribas 5.00% 2021	2,050	2,301
CaixaBank, SA 5.00% 2023	€2,800	3,338
Citigroup Inc. 2.50% 2018	$890	906
Citigroup Inc. 3.70% 2026	6,000	6,201
Corporate Office Properties Trust 3.60% 2023	240	228
Credit Agricole SA 4.375% 2025[3]	2,150	2,149
Credit Suisse Group AG 3.00% 2021	3,450	3,528
Essex Portfolio L.P. 3.50% 2025	2,760	2,814
Essex Portfolio L.P. 3.375% 2026	1,545	1,561
Goldman Sachs Group, Inc. 2.55% 2019	670	681
Goldman Sachs Group, Inc. 2.875% 2021	4,000	4,068
Goldman Sachs Group, Inc. 5.25% 2021	900	1,019
Goldman Sachs Group, Inc. 3.625% 2023	3,150	3,279
Goldman Sachs Group, Inc. 3.50% 2025	10,205	10,337
Goldman Sachs Group, Inc. 3.75% 2026	1,000	1,030
Goldman Sachs Group, Inc. 4.75% 2045	2,835	3,014
Goodman Funding Pty Ltd. 6.00% 2022[3]	12,175	13,869
HSBC Holdings PLC 4.125% 2020[3]	560	605
HSBC Holdings PLC 3.40% 2021	570	591
HSBC Holdings PLC 4.00% 2022	1,400	1,485
HSBC Holdings PLC 6.375% 2022	£50	76
HSBC Holdings PLC 3.375% 2024	€450	533
HSBC Holdings PLC 4.25% 2025	$5,350	5,402
HSBC Holdings PLC 4.30% 2026	5,185	5,457
Intesa Sanpaolo SpA 5.017% 2024[3]	2,045	1,927
JPMorgan Chase & Co. 2.55% 2021	11,921	12,095
JPMorgan Chase & Co. 3.25% 2022	1,850	1,924
Kimco Realty Corp. 3.40% 2022	355	364
Lloyds Banking Group PLC 6.50% 2020	€4,940	6,681
Morgan Stanley 3.875% 2026	$2,705	2,814
NN Group NV, 4.50% (undated)	€2,050	2,373
Nordea Bank AB 3.125% 2017[3]	$2,000	2,036
PNC Financial Services Group, Inc. 2.854% 2022	2,000	2,033
Prologis, Inc. 3.375% 2024	€950	1,229
Prologis, Inc. 3.75% 2025	$915	974
Rabobank Nederland 3.875% 2023	€2,400	3,111
Rabobank Nederland 4.625% 2023	$1,750	1,861
Select Income REIT 4.50% 2025	635	614
WEA Finance LLC 2.70% 2019[3]	1,070	1,084
WEA Finance LLC 3.25% 2020[3]	2,405	2,474
WEA Finance LLC 3.75% 2024[3]	3,570	3,653
Wells Fargo & Co. 2.55% 2020	3,966	4,051
Wells Fargo & Co. 2.50% 2021	3,163	3,211
		190,051
Energy 1.63%
Chevron Corp. 1.961% 2020	5,175	5,239
ConocoPhillips 5.95% 2046	580	705
Ecopetrol SA 5.875% 2045	3,490	2,856
Enbridge Energy Partners, LP 5.875% 2025	1,845	1,946
Enbridge Energy Partners, LP 7.375% 2045	5,035	5,603
Genel Energy Finance 3 Ltd. 7.50% 2019[3]	3,000	2,190
Halliburton Co. 3.375% 2022	1,505	1,534
American Funds Global Balanced Fund — Page 8 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Halliburton Co. 3.80% 2025	$4,210	$4,318
Kinder Morgan Energy Partners, LP 3.50% 2021	850	834
Kinder Morgan Energy Partners, LP 4.15% 2024	1,300	1,257
Kinder Morgan Energy Partners, LP 5.00% 2043	1,980	1,716
Kinder Morgan Energy Partners, LP 5.50% 2044	4,175	3,885
Kinder Morgan, Inc. 4.30% 2025	25,505	25,314
Kinder Morgan, Inc. 5.55% 2045	6,894	6,442
Pemex Project Funding Master Trust 5.75% 2018	700	736
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	25	25
Petróleos Mexicanos 3.50% 2018	2,130	2,154
Petróleos Mexicanos 8.00% 2019	2,410	2,689
Petróleos Mexicanos 4.875% 2022	3,500	3,535
Petróleos Mexicanos 6.875% 2026[3]	23,935	26,472
Petróleos Mexicanos 6.875% 2026	3,945	4,363
Petróleos Mexicanos 6.50% 2041	675	677
Petróleos Mexicanos 5.50% 2044	6,260	5,540
Petróleos Mexicanos 5.625% 2046	5,730	5,123
Phillips 66 Partners LP 4.68% 2045	220	194
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[3,6]	160	127
Schlumberger BV 4.00% 2025[3]	3,080	3,292
Statoil ASA 3.125% 2017	1,460	1,496
Statoil ASA 1.95% 2018	505	511
Statoil ASA 3.25% 2024	4,100	4,225
Statoil ASA 3.70% 2024	1,475	1,562
StatoilHydro ASA 2.45% 2023	1,860	1,848
Total Capital International 2.875% 2022	2,350	2,422
TransCanada PipeLines Ltd. 6.50% 2018	125	137
TransCanada PipeLines Ltd. 7.125% 2019	125	140
Transocean Inc. 4.30% 2022	5,100	3,544
Transportadora de Gas Peru SA 4.25% 2028[3,6]	1,700	1,696
Tullow Oil PLC 6.00% 2020	4,240	3,413
Tullow Oil PLC 6.25% 2022	5,000	4,050
Williams Partners LP 5.25% 2020	150	150
Williams Partners LP 4.50% 2023	1,500	1,354
Williams Partners LP 4.30% 2024	2,600	2,353
Williams Partners LP 4.00% 2025	12,685	11,093
		158,760
Health care 1.09%
AbbVie Inc. 2.50% 2020	7,400	7,533
AbbVie Inc. 3.60% 2025	4,135	4,346
AbbVie Inc. 4.50% 2035	535	557
Actavis Funding SCS 3.00% 2020	1,870	1,912
Actavis Funding SCS 3.80% 2025	13,185	13,544
Actavis Funding SCS 4.55% 2035	5,540	5,535
Actavis Funding SCS 4.75% 2045	4,205	4,268
Baxalta Inc. 4.00% 2025[3]	3,185	3,281
Becton, Dickinson and Co. 2.675% 2019	5,000	5,135
Becton, Dickinson and Co. 3.734% 2024	2,550	2,718
Biogen Inc. 4.05% 2025	2,500	2,684
Biogen Inc. 5.20% 2045	1,400	1,601
Celgene Corp. 3.875% 2025	3,150	3,334
EMD Finance LLC 3.25% 2025[3]	16,847	17,056
Gilead Sciences, Inc. 3.50% 2025	2,980	3,171
American Funds Global Balanced Fund — Page 9 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Gilead Sciences, Inc. 3.65% 2026	$1,135	$1,217
Medtronic, Inc. 3.50% 2025	8,000	8,586
Novartis Securities Investment Ltd. 5.125% 2019	475	524
Roche Holdings, Inc. 3.35% 2024[3]	17,275	18,466
Zimmer Holdings, Inc. 4.25% 2035	380	381
		105,849
Telecommunication services 1.08%
Altice Finco SA, First Lien, 7.75% 2022[3]	3,375	3,379
AT&T Inc. 2.45% 2020	1,930	1,959
AT&T Inc. 2.80% 2021	6,620	6,779
CenturyLink, Inc. 7.50% 2024	5,150	5,176
CenturyLink, Inc., Series T, 5.80% 2022	5,925	5,873
Deutsche Telekom International Finance BV 2.25% 2017[3]	1,250	1,261
Deutsche Telekom International Finance BV 6.00% 2017	€750	896
France Télécom 5.625% 2018	500	638
France Télécom 9.00% 2031	$3,300	5,165
France Télécom 5.375% 2050	£2,000	3,789
Frontier Communications Corp. 7.625% 2024	$8,250	7,365
Frontier Communications Corp. 11.00% 2025[3]	7,705	7,811
MetroPCS Wireless, Inc. 6.25% 2021	2,490	2,605
Sprint Nextel Corp. 9.125% 2017	7,505	7,749
Sprint Nextel Corp. 11.50% 2021	4,075	3,729
T-Mobile US, Inc. 6.00% 2024	4,250	4,457
T-Mobile US, Inc. 6.375% 2025	5,725	6,033
T-Mobile US, Inc. 6.50% 2026	15,950	16,967
Verizon Communications Inc. 4.272% 2036	13,587	13,702
		105,333
Materials 0.97%
ArcelorMittal 10.85% 2019	9,362	10,766
First Quantum Minerals Ltd. 6.75% 2020[3]	41,926	35,113
First Quantum Minerals Ltd. 7.00% 2021[3]	900	734
First Quantum Minerals Ltd. 7.25% 2022[3]	4,945	3,981
FMG Resources 9.75% 2022[3]	25,797	27,280
Vale Overseas Ltd. 6.875% 2036	3,055	2,757
Vale Overseas Ltd. 6.875% 2039	15,100	13,326
Vale SA 5.625% 2042	185	147
		94,104
Consumer discretionary 0.59%
BMW Group 3.875% 2017	€250	294
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2026[3]	$10,050	10,402
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	3,900	3,925
Ford Motor Credit Co. 3.20% 2021	6,400	6,600
Hyundai Capital Services Inc. 2.625% 2020[3]	1,000	1,006
Li & Fung Ltd. 6.00% (undated)[7]	10,000	10,325
McDonald’s Corp. 3.70% 2026	1,355	1,451
McDonald’s Corp. 4.70% 2035	590	644
McDonald’s Corp. 4.875% 2045	910	1,032
Newell Rubbermaid Inc. 3.85% 2023	3,065	3,199
Newell Rubbermaid Inc. 4.20% 2026	7,630	8,055
Newell Rubbermaid Inc. 5.50% 2046	2,455	2,736
Thomson Reuters Corp. 1.30% 2017	2,450	2,447
American Funds Global Balanced Fund — Page 10 of 14

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Thomson Reuters Corp. 4.30% 2023	$1,950	$2,098
Time Warner Inc. 4.75% 2021	1,300	1,454
Univision Communications Inc. 6.75% 2022[3]	1,685	1,795
		57,463
Consumer staples 0.34%
Altria Group, Inc. 2.625% 2020	1,700	1,763
Altria Group, Inc. 4.75% 2021	3,300	3,743
Anheuser-Busch InBev NV 3.30% 2023	1,315	1,384
Anheuser-Busch InBev NV 3.65% 2026	6,960	7,354
Anheuser-Busch InBev NV 4.70% 2036	955	1,049
Anheuser-Busch InBev NV 4.90% 2046	3,720	4,214
PepsiCo, Inc. 2.50% 2016	1,000	1,000
Philip Morris International Inc. 4.25% 2044	2,700	2,887
Reynolds American Inc. 4.00% 2022	1,325	1,443
Reynolds American Inc. 4.45% 2025	6,730	7,487
Reynolds American Inc. 5.70% 2035	95	114
Reynolds American Inc. 5.85% 2045	825	1,019
		33,457
Utilities 0.32%
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[3]	4,800	4,705
Berkshire Hathaway Energy Co. 3.50% 2025	4,200	4,464
Duke Energy Corp. 3.75% 2024	3,950	4,216
E.ON International Finance BV 5.80% 2018[3]	1,325	1,423
Electricité de France SA 6.00% 2114	£500	932
Exelon Corp. 3.40% 2026	$240	245
MidAmerican Energy Holdings Co. 2.00% 2018	2,550	2,592
Niagara Mohawk Power Corp. 3.508% 2024[3]	2,380	2,526
Pacific Gas and Electric Co. 3.85% 2023	1,710	1,860
Pacific Gas and Electric Co. 2.95% 2026	1,035	1,061
Pacific Gas and Electric Co. 4.25% 2046	3,075	3,388
PacifiCorp. 3.35% 2025	725	770
PSEG Power LLC 2.75% 2016	315	317
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	2,450	2,593
		31,092
Industrials 0.10%
Autoridad del Canal de Panama 4.95% 2035[3,6]	1,300	1,385
ENA Norte Trust 4.95% 2028[3,6]	1,007	1,040
GE Capital European Funding 5.375% 2020	€1,500	2,048
Lima Metro Line Finance Ltd. 5.875% 2034[3,6]	$2,938	3,029
Lockheed Martin Corp. 3.10% 2023	335	351
Lockheed Martin Corp. 3.55% 2026	555	596
Red de Carreteras de Occidente 9.00% 2028[6]	MXN18,470	1,084
Volvo Treasury AB 5.00% 2017	€300	362
		9,895
Total corporate bonds & notes		786,004
Mortgage-backed obligations 2.01%
Core Industrial Trust, Series 2015-CALW, Class A, 3.04% 2034[3,6]	$5,430	5,639
Fannie Mae 6.00% 2037[6]	222	253
Fannie Mae 4.00% 2041[6]	241	258
American Funds Global Balanced Fund — Page 11 of 14

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2041[6]	$191	$205
Fannie Mae 4.00% 2041[6]	159	170
Fannie Mae 4.00% 2041[6]	49	52
Fannie Mae 4.00% 2046[6,8]	34,750	37,082
Government National Mortgage Assn. 4.00% 2045[6]	6,643	7,096
Government National Mortgage Assn. 4.50% 2045[6]	15,961	17,138
HBOS Treasury Services PLC, Series 17, 4.375% 2016[6]	€1,000	1,155
Hilton USA Trust, Series 2013-HLF, AFX, 2.662% 2030[3,6]	$6,350	6,382
Korea Housing Finance Corp. 2.50% 2020[3,6]	3,600	3,667
Nykredit Realkredit AS, Series 01E, 2.00% 2037[6]	DKr464,999	70,719
Nykredit Realkredit AS, Series 01E, 2.50% 2037[6]	160,809	25,033
Nykredit Realkredit AS, Series 01E, 2.50% 2047[6]	39,093	5,917
Realkredit Danmark AS, Series 22S, 2.00% 2037[6]	100,516	15,202
		195,968
Asset-backed obligations 0.14%
Discover Card Execution Note Trust, Series 2015-A-1, Class A-1, 0.783% 2020[6,7]	$5,020	5,030
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 2021[3,6]	4,966	4,994
Santander Drive Auto Receivables Trust, Series 2015-1, Class A-2-A, 0.91% 2018[6]	3,728	3,727
		13,751
Total bonds, notes & other debt instruments (cost: $3,160,005,000)		3,210,186
Short-term securities 6.88%
American Honda Finance Corp. 0.51% due 6/6/2016	50,000	49,975
Bank of Montreal 0.85% due 9/7/2016	20,000	20,017
BNP Paribas Finance Inc. 0.29% due 5/2/2016	11,100	11,100
British Columbia (Province of) 0.39% due 5/26/2016	20,500	20,494
Canadian Imperial Bank of Commerce 0.54% due 8/1/2016	25,000	24,997
Caterpillar Financial Services Corp. 0.41% due 6/27/2016	34,100	34,070
Federal Home Loan Bank 0.30%–0.55% due 5/6/2016–8/29/2016	43,000	42,981
GlaxoSmithKline Finance PLC 0.46% due 6/1/2016[3]	30,000	29,989
KfW 0.56% due 6/3/2016[3]	50,000	49,980
Mizuho Bank, Ltd. 0.61% due 6/6/2016–6/22/2016[3]	35,000	34,981
Nestlé Capital Corp. 0.53% due 6/21/2016[3]	50,000	49,968
Province of Ontario 0.41% due 5/9/2016	22,800	22,798
Qualcomm Inc. 0.49% due 5/25/2016[3]	20,000	19,995
Québec (Province of) 0.51% due 6/6/2016[3]	20,000	19,992
Siemens Capital Co. LLC 0.37% due 5/27/2016[3]	25,000	24,993
Sumitomo Mitsui Banking Corp. 0.61% due 5/3/2016–6/1/2016[3]	70,000	69,986
Total Capital Canada Ltd. 0.59% due 6/15/2016[3]	30,400	30,384
Toyota Credit de Puerto Rico Corp. 0.41% due 6/7/2016	25,000	24,990
United Parcel Service Inc. 0.49% due 7/1/2016[3]	30,700	30,673
Victory Receivables Corp. 0.47% due 5/20/2016[3]	30,000	29,992
Wal-Mart Stores, Inc. 0.36% due 5/10/2016[3]	28,000	27,997
Total short-term securities (cost: $670,302,000)		670,352
Total investment securities 99.59% (cost: $9,316,315,000)		9,703,908
Other assets less liabilities 0.41%		39,819
Net assets 100.00%		$9,743,727
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
American Funds Global Balanced Fund — Page 12 of 14

unaudited
Forward currency contracts

The fund has entered into forward currency contracts as shown in the following table. The average month-end notional amount of open forward currency contracts while held was $366,482,000.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation (depreciation) at 4/30/2016 (000)
			Receive (000)	Deliver (000)
Purchases:
British pounds	6/7/2016	Barclays Bank PLC	£10,460	$15,275	$11
Euros	5/11/2016	HSBC Bank	€7,854	$8,944	52
Euros	5/20/2016	Citibank	€11,106	$12,584	141
Euros	6/14/2016	HSBC Bank	€10,991	$12,529	75
Euros	6/28/2016	UBS AG	€1,725	$1,939	40
Euros	7/7/2016	UBS AG	€5,563	$6,306	77
Japanese yen	5/18/2016	UBS AG	¥1,719,079	$15,912	252
Japanese yen	5/19/2016	UBS AG	¥2,462,106	$22,118	1,033
Japanese yen	5/25/2016	HSBC Bank	¥1,856,601	$17,024	436
Japanese yen	5/27/2016	HSBC Bank	¥1,828,833	$16,775	424
Japanese yen	6/6/2016	Citibank	¥1,567,147	$14,650	94
Japanese yen	6/8/2016	UBS AG	¥1,697,364	$15,300	670
Japanese yen	6/15/2016	HSBC Bank	¥1,462,950	$13,422	346
Norwegian kroner	6/10/2016	Bank of America, N.A.	NKr51,899	$6,450	(6)
Norwegian kroner	6/20/2016	JPMorgan Chase	NKr52,869	$6,425	139
Swedish kronor	5/23/2016	UBS AG	SKr51,601	$6,400	31
Swedish kronor	6/8/2016	Barclays Bank PLC	SKr51,991	$6,400	84
Swedish kronor	6/20/2016	Bank of America, N.A.	SKr52,506	$6,476	75
					$3,974
Sales:
British pounds	5/9/2016	UBS AG	$12,463	£8,800	$(395)
British pounds	5/20/2016	HSBC Bank	$14,372	£10,150	(459)
British pounds	5/27/2016	HSBC Bank	NKr101,466	£8,550	106
British pounds	5/27/2016	JPMorgan Chase	€11,242	£8,750	97
Colombian pesos	5/6/2016	Citibank	$4,615	COP14,215,522	(370)
Euros	5/20/2016	HSBC Bank	NKr104,860	€11,300	75
Euros	6/3/2016	HSBC Bank	$12,598	€11,200	(241)
Indian rupees	5/12/2016	Bank of America, N.A.	$7,657	INR513,400	(63)
Japanese yen	7/11/2016	JPMorgan Chase	$19,884	¥2,150,000	(368)
Malaysian ringgits	5/13/2016	JPMorgan Chase	$7,207	MYR28,000	48
Mexican pesos	5/11/2016	UBS AG	$12,636	MXN224,600	(403)
Polish zloty	5/9/2016	JPMorgan Chase	¥1,392,977	PLN47,250	719
Polish zloty	5/18/2016	UBS AG	$12,713	PLN48,400	39
Polish zloty	5/18/2016	Barclays Bank PLC	$12,585	PLN48,050	2
Polish zloty	5/18/2016	JPMorgan Chase	$26,621	PLN101,650	2
Polish zloty	5/20/2016	Citibank	€16,986	PLN73,300	268
South African rand	5/6/2016	Bank of America, N.A.	$2,843	ZAR42,100	(111)
South African rand	5/13/2016	JPMorgan Chase	$4,699	ZAR69,550	(172)
					$(1,226)
Forward currency contracts — net					$2,748

American Funds Global Balanced Fund — Page 13 of 14

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $2,692,086,000, which represented 27.63% of the net assets of the fund. This amount includes $2,642,182,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $663,938,000, which represented 6.81% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $3,252,000, which represented .03% of the net assets of the fund.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Purchased on a TBA basis.

Key to abbreviations and symbols
ADR = American Depositary Receipts	NKr = Norwegian kroner
A$ = Australian dollars	PLN = Polish zloty
CAD/C$ = Canadian dollars	RUB = Russian rubles
COP = Colombian pesos	SKr = Swedish kronor
DKr = Danish kroner	TBA = To be announced
€ = Euros	ZAR = South African rand
GBP/£ = British pounds
HKD = Hong Kong dollars
INR = Indian rupees
¥ = Japanese yen
MXN = Mexican pesos
MYR = Malaysian ringgits
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
American Funds Global Balanced Fund — Page 14 of 14

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS GLOBAL BALANCED FUND

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: June 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Eric S. Richter
Eric S. Richter, Vice Chairman, President and Principal Executive Officer

Date: June 30, 2016

By /s/ Kimberley H. Monasterio
Kimberley H. Monasterio, Treasurer and Principal Financial Officer

Date: June 30, 2016